Cash and Cash Equivalents - Summary of Time Deposits from Subsidiaries (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Time Deposits [line items]
Time deposits	S/ 166,174	S/ 148,365
Banco de Crdito del Peru [member] | GyM Ferrovias S.A. [member]
Time Deposits [line items]
Time deposits	S/ 32,300	32,000
Time deposit interest rate	2.70%
Banco de Crdito del Peru [member] | GyM S.A. [member]
Time Deposits [line items]
Time deposits	S/ 28,213	1,906
Time deposit interest rate	2.40%
Banco de Crdito del Peru [member] | Survial S.A. [member]
Time Deposits [line items]
Time deposits	S/ 15,400
Time deposit interest rate	2.85%
Banco de Crdito del Peru [member] | GMI S.A. [Member]
Time Deposits [line items]
Time deposits	S/ 9,993
Time deposit interest rate	2.52%
Banco de Crdito del Peru [member] | Grana y Montero S.A.A. [member]
Time Deposits [line items]
Time deposits	S/ 5,312	110,281
Time deposit interest rate	2.40%
Banco de Crdito del Peru [member] | Norvial S.A. [member]
Time Deposits [line items]
Time deposits	S/ 4,763
Time deposit interest rate	2.85%
Banco de Crdito del Peru [member] | Concesion Canchaque S.A.C. [Member]
Time Deposits [line items]
Time deposits	S/ 662
Time deposit interest rate	2.85%
Banco de Crdito del Peru [member] | Concesionaria La Chira S.A. [member]
Time Deposits [line items]
Time deposits		4,170
Time deposit interest rate	2.50%
Banco de Crdito del Peru [member] | GMP S.A. [member]
Time Deposits [line items]
Time deposits		7
Time deposit interest rate	2.50%
Banco de Crdito del Peru [member] | Viva GyM S.A. [member]
Time Deposits [line items]
Time deposits		S/ 1
Time deposit interest rate	2.50%
Banco Continental [member] | GyM Ferrovias S.A. [member]
Time Deposits [line items]
Time deposits	S/ 69,531
Time deposit interest rate	1.15%